INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets
Cost	$ 31,047	$ 29,804
Less: Accumulated amortization	(22,791)	(21,706)
Net book value	8,256	8,098
- Current	1,870	629
- Non-current	6,386	7,469
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets
Cost	18,900
Less: Accumulated amortization	(16,143)
Net book value	2,757	$ 3,300
- Current	0
- Non-current	2,757
Assembled Workforce
Finite-Lived Intangible Assets
Cost	4,600
Less: Accumulated amortization	(2,760)
Net book value	1,840
- Current	0
- Non-current	1,840
Customer Relationships
Finite-Lived Intangible Assets
Cost	3,600
Less: Accumulated amortization	(3,600)
Net book value	0
- Current	0
- Non-current	0
Others
Finite-Lived Intangible Assets
Cost	3,947
Less: Accumulated amortization	(288)
Net book value	3,659
- Current	1,870
- Non-current	$ 1,789